INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current income tax expense	$ 1,278	$ 1,114
Deferred income tax expense / (recovery)
Origination and reversal of temporary differences	690	1,044
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	(447)	(251)
Change of tax rates and new legislation	(52)	417
Total deferred income tax expense	191	1,210
Income tax expense	$ 1,469	$ 2,324